Capital Disclosures (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of objectives, policies and processes for managing capital [line items]
Debt to book capitalization	40.00%	37.00%
Long-term debt, net	$ 21,269	$ 20,843
Total shareholders’ equity	$ 32,380	$ 34,991	$ 31,974
Bottom of range
Disclosure of objectives, policies and processes for managing capital [line items]
Debt to book capitalization	25.00%
Top of range
Disclosure of objectives, policies and processes for managing capital [line items]
Debt to book capitalization	45.00%
Debt to book capitalization ratio	65.00%